Earnings Per Share (Eps): (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share (Eps): [Abstract]
Schedule of Potentially Dilutive Securities Excluded Due to their Antidilutive Nature

The table below summarizes the potentially dilutive securities excluded due to their antidilutive nature:

Type of Security	Issuance Date Potential	Dilution (Shares)
Convertible Notes	September 2025	154,467
Restricted Stock Units	September 2025	400,000
Total Potential Shares		554,467

The table below summarizes the potentially dilutive securities excluded due to their antidilutive nature:

Type of Security	Issuance Date Potential	Dilution (Shares)
Convertible Notes	December, 2024	147,142
Restricted Stock Units	December, 2024	365,000
Total Potential Shares		512,142

Schedule of Common Shares and the Weighted Average Number of Common Shares Outstanding Used to Calculate Basic and Diluted Earnings Per Share

The table below presents the determination of net income available to holders of common shares and the weighted average number of common shares outstanding used to calculate basic and diluted earnings per share in each reporting exercise.

	For three months ended		For nine months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
NET INCOME (LOSS) FOR THE YEAR	(174,938)	(196,788)	(812,788)	(959,550)
	For three months ended		For nine months ended
	September 30, 2025	September 30, 2024	September 30, 2024	September 30, 2023
Basic numerator
Net income (loss) allocated to controlling shareholder	(174,938)	(196,788)	(812,788)	(959,559)
Net income allocated to controlling shareholder	(174,938)	(196,788)	(812,788)	(959,559)

Basic denominator
Weighted average of shares

Basic earnings (loss) per share	(0.01)	(0.02)	(0.07)	(0.08)
Basic earnings per share	(0.01)	(0.02)	(0.07)	(0.08)

Diluted numerator
Net income (loss) allocated to controlling shareholder	(174,938)	(196,788)	(812,788)	(959,559)
Net income allocated to controlling shareholder	(174,938)	(196,788)	(812,788)	(959,559)

Diluted denominator
Weighted average of outstanding shares	12,000,000	12,000,000	12,000,000	12,000,000
Convertible Notes	154,467	144,709	154,467	144,709
Restricted Stock Units	400,000	177,500	400,000	177,500
Diluted weighted average of outstanding shares	12,544,467	12,322,209	12,544,467	12,322,209

Diluted earnings (loss) per share	(0.01)	(0.02)	(0.07)	(0.08)
Diluted earnings per share	(0.01)	(0.02)	(0.07)	(0.08)

The table below presents the determination of net income available to holders of common shares and the weighted average number of common shares outstanding used to calculate basic and diluted earnings per share in each reporting exercise.

	For year ended
	December 31, 2024 (Restated)	December 31, 2023 (Restated)
LOSS FOR THE YEAR	(1,627,821)	(5,839,344)
	For year ended
	December 31, 2024	December 31, 2023
Basic numerator
Net income (loss) allocated to controlling shareholder	(1,627,821)	(5,839,344)
Net income allocated to controlling shareholder	(1,627,821)	(5,839,344)

Basic denominator
Weighted average of shares	12,000,000	12,000,000
Basic earnings (loss) per share	(0.14)	(0.49)
Basic earnings per share	(0.14)	(0.49)

Diluted numerator
Net income (loss) allocated to controlling shareholder	(1,627,821)	(5,839,344)
Net income allocated to controlling shareholder	(1,627,821)	(5,839,344)

Diluted denominator
Weighted average of outstanding shares	12,000,000	12,000,000
Convertible Notes	147,142	143,880
Restricted Stock Units	365,000	172,500
Diluted weighted average of outstanding shares	12,512,142	12,316,380

Diluted earnings (loss) per share	(0.14)	(0.49)
Diluted earnings per share	(0.14)	(0.49)